STOCK COMPENSATION EXPENSE (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 12, 2022	Jul. 06, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for issuance							165,469
Unrecognised expense			$ 69,000		$ 69,000		$ 122,000
Weighted average term					12 months		18 months
Vested options			$ 0		$ 0		$ 0
Warrants outstanding			902,113		902,113		902,113	902,113
Stock option expense							$ 110,000	$ 237,000	$ 22,000
Stock option, expected dividend yield		0.00%						0.00%	0.00%
Stock option, risk free interest rate		2.65%
Stock option, volatility		168.00%
Stock option, expected term								3 years	3 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, risk free interest rate								2.63%	0.43%
Stock option, volatility								166.10%	149.50%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, risk free interest rate								3.21%	0.96%
Stock option, volatility								196.30%	157.00%
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock options grants									2,001
Board of Directors Chairman [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price									$ 8.10
Board of Directors Chairman [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price									$ 8.70
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share base compensation issued shares			0	0	0	0
Share base compensation forfeited shares			4,000	0	5,250	0
Number of shares available for issuance			204,053		204,053
Sale of stock description	The maximum number of shares of common stock initially available for issuance under the 2022 Plan is 233,334 shares of common stock and thereafter an annual increase shall be added as of the first day of the Company’s fiscal year beginning in 2023, equal to the least of (i) 5% of the outstanding common stock on a fully diluted basis as of the end of the Company’s immediately preceding fiscal year, (ii) 33,334 shares, and (iii) a lesser amount as determined by the Board of Directors.
2022 Plan [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock options grants								6,001
2022 Plan [Member] | Director [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price								$ 2.35
2022 Plan [Member] | Director [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price								$ 8.11
2022 Plan [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock options grants								37,001
2022 Plan [Member] | Officer [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price								$ 4.00
2022 Plan [Member] | Officer [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price								$ 8.65
2022 Plan [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock options grants								64,750
2022 Plan [Member] | Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price								$ 8.11
2022 Plan [Member] | Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price								$ 8.65